Schedule of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	$ (7,631,636)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(5,794,927)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(2,671,073)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(1,970,275)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	425,576
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	4,088
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	466,378
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	399,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	1,779,119
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	1,567,187
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	$ 0